Equity Incentive Plan	3 Months Ended
Mar. 31, 2023
Equity Incentive Plan
Equity Incentive Plan
Note 11. Equity Incentive Plan
The Company’s 2012 Employee, Director and Consultant Equity Incentive Plan (the “2012 Plan”) was approved by the Board and the Company’s stockholders in March 2012. In connection with the closing of the Business Combination, the Company has not granted and will not grant any additional awards under the 2012 Plan. However, the 2012 Plan will continue to govern the terms and conditions of the outstanding awards previously granted thereunder. As of December 31, 2022, the number of shares of common stock reserved for issuance under the 2012 Plan was 8.0 million.
The Butterfly Network, Inc. Amended and Restated 2020 Equity Incentive Plan (the “2020 Plan”, and together with the 2012 Plan, the “Plans”) was approved by the Board in the fourth quarter of 2020 and by the stockholders in the first quarter of 2021. The 2020 Plan is administered by the Board. The Board may grant stock-based awards, restricted stock and options to purchase shares either as incentive stock options or non-qualified stock options. The restricted stock and options grants are subject to certain terms and conditions, option periods and conditions, exercise rights and privileges and are fully discussed in the 2020 Plan. Grants under the Plans are included in the tables below.
As of December 31, 2022, the number of shares of common stock reserved for issuance under the 2020 Plan was 34.3 million and 18.8 million common shares remain available for issuance under the 2020 Plan.
Stock option activity
Each stock option grant carries varying vesting schedules whereby the options may be exercised at the participant’s sole discretion provided they are an employee, director or consultant of the Company on the applicable vesting date. Each option shall terminate not more than ten years from the grant date.
A summary of the stock option activity under the Plans is presented in the table below:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	26,708,329	4.03	7.06	143,338
Granted	8,101,866	12.98
Exercised	(8,911,435)	2.46
Forfeited	(9,655,228)	6.12
Outstanding at December 31, 2021	16,243,532	8.11	7.63	24,398
Granted	869,778	4.37
Exercised	(1,081,213)	2.76
Forfeited	(3,460,185)	10.43
Outstanding at December 31, 2022	12,571,912	7.67	5.62	1,342
Options exercisable at December 31, 2021	7,399,460	4.34	5.88	21,300
Options exercisable at December 31, 2022	9,478,419	7.06	4.75	1,263
Vested and expected to vest at December 31, 2021	12,943,351	7.30	7.26	23,242
Vested and expected to vest at December 31, 2022	11,341,764	7.47	5.33	1,310
The total intrinsic value excludes those options whereby the stock price does not exceed the exercise price of the option.
Additional information about the Company’s stock option activity during the years ended December 31, 2022, 2021 and 2020 is presented in the table below:
	2022	2021	2020
Cash proceeds from the exercise of stock options (in millions)	$3.0	$21.7	$2.0
Total intrinsic value of stock options exercised (in millions)	3.6	80.9	3.6
Weighted average grant date fair value of options granted	2.79	6.47	3.27
The intrinsic value of a stock option that’s been exercised is the amount by which the stock price exceeds the exercise price of the option on the date of exercise.
Valuation of stock options
In accordance with ASC Topic 718, Compensation-Stock Compensation, the Company estimates and records the compensation cost associated with the grants described above with an offsetting entry to paid-in capital. As described in Note 2 “Summary of Significant Accounting Policies”, the Company selected the Black-Scholes option pricing model for determining the estimated fair value for service. The Black-Scholes model requires the use of subjective assumptions which determine the fair value of stock-based awards. The assumptions used to value option grants to employees were as follows:
	2022	2021	2020
Risk-free interest rate	1.7% – 3.0%	0.6% – 1.4%	0.4% – 1.7%
Expected dividend yield	0%	0%	0%
Expected term	5.8 years – 6.5 years	5.5 years – 6.2 years	5.9 years – 6.3 years
Expected volatility	70% – 73%	51% – 63%	50%
The assumptions used to value option grants to non-employees were as follows:
2020
Risk-free interest rate	0.4% – 1.7%
Expected dividend yield	0%
Expected term	1.1 years – 6.1 years
Expected volatility	50%
The Company did not grant any options to non-employees during the years ended December 31, 2022 and 2021.
Risk-free interest rate
The risk-free interest rate for periods within the expected term of the awards is based on the U.S. Treasury yield curve in effect on the grant date.
Expected dividend yield
The Company has never declared or paid any cash dividends and does not expect to pay any cash dividends in the foreseeable future.
Expected term
For employee awards, the Company calculates the expected term using the “simplified” method, which is the simple average of the vesting period and the contractual term. The simplified method is applied as the Company does not have sufficient historical data to provide a reasonable basis for an estimate of the expected term. The Company calculates the expected term for employee awards that take into account the effects of employee’s expected exercise and post-vesting employment termination behavior. For non-employee awards, the expected term is determined on an award by award basis.
Expected volatility
Prior to the closing of the Business Combination, as the Company was privately held from inception until the closing of the Business Combination in 2021, there was no specific historical or implied volatility information available. Accordingly, the Company estimates the expected volatility on the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards.
Subsequent to the closing of the Business Combination, the Company considered the historical stock volatilities of its’ peer companies, the historical volatility of the Company’s stock price, and the implied stock price volatility derived from the price of exchange traded options on the Company’s stock. Due to the lack of historical and implied volatility data of the Company’s common stock for a significant portion of 2021, the Company primarily estimated the expected volatility using the historical stock volatility of a group of similar companies that are publicly traded over a period equivalent to the expected term of the stock-based awards. During 2022, the Company used a combination of the historical and implied volatilities of its own stock and of peer companies as described above.
Exercise price
The exercise price is taken directly from the grant notice issued to employees and non-employees.
Restricted stock unit activity
A summary of the restricted stock unit activity under the Plans is presented in the table below:
	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	1,894,897	9.40
Granted	3,375,079	14.77
Vested	(1,018,828)	9.40
Forfeited	(292,323)	12.77
Outstanding at December 31, 2021	3,958,825	13.73
Granted	12,076,285	3.98
Vested	(2,947,832)	11.80
Forfeited	(3,125,987)	6.85
Outstanding at December 31, 2022	9,961,291	4.55
The total fair value of the restricted stock units vested was $10.7 million and $10.4 million during the years ended December 31, 2022 and 2021, respectively.
Included in the table above are performance-based restricted stock units that include certain service conditions in the award. In January 2021, the Company granted 1.0 million restricted stock units to certain executives. In 2020, the Company granted 1.9 million restricted stock units to certain employees and consultants, including a grant of 1.0 million restricted stock units to the Chairman of the Board and significant stockholder of Butterfly. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based condition is satisfied upon the occurrence of a business combination event as defined in the award agreement. The achievement of the performance condition was deemed satisfied in the first quarter of 2021, when the completion of the Business Combination occurred. During the year ended December 31, 2021, the Company recognized the full grant date fair value of the awards granted to the Chairman of the Board and one other consultant as service to the Company was no longer required since the Business Combination closed in the first quarter of 2021. For the remaining awards, continued service is still required for the awards to continue to vest per the award agreements. The achievement of the performance condition was not deemed satisfied and the Company did not recognize any expense for these awards for the period ended December 31, 2020.
In the third quarter of 2021 and excluded from the table above, the Company approved 0.1 million performance-based restricted stock units for certain executives. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based conditions are objective and subjective performance metrics defined in the award agreement. Each award agreement provides that the Compensation Committee of the Board of Directors (the “Compensation Committee”) has discretion over the number of shares that will vest pursuant to the performance metrics. During the first quarter of 2023, the Compensation Committee will certify the number of shares vested under the performance-based restricted stock unit awards. The Company concluded a grant date has not occurred and that the service inception date precedes the grant date. For awards that management estimates will vest, the expense is recognized using the accelerated attribution method over the requisite service period as defined in the award agreement. The fair value of these awards is remeasured at the close of each reporting period until a grant date occurs. An insignificant amount of expense for these awards was recognized during the year ended December 31, 2022.
In 2022, the Company granted 0.2 million performance-based restricted stock units to certain executives. The service condition for these awards is satisfied by providing service to the Company based on the defined service period per the award agreement. The performance-based conditions are objective performance metrics defined in the award agreement. An insignificant amount of expense for these awards was recognized during the year ended December 31, 2022.
Award accelerations and modifications
During 2020, in connection with employee terminations, the Company extended the post-employment exercise period with regards to 0.7 million stock options. The incremental stock-based compensation expense resulting from the modifications was not significant.
On January 23, 2021, Legacy Butterfly’s former CEO resigned from his position. Pursuant to the separation agreement between the former CEO and Legacy Butterfly, he received equity-based compensation including the acceleration of vesting of 1.6 million service-based options. The acceleration was pursuant to the original award agreements. The Company recognized $2.6 million of incremental stock-based compensation expense related to the acceleration of this option award during the year ended December 31, 2021.
On December 30, 2022, the Company’s CEO resigned from his position. Pursuant to the separation agreement between the CEO and the Company, he received equity-based compensation including the acceleration of vesting of 1.7 million of the CEO’s service-based stock options and service-based restricted stock units. This acceleration was pursuant to the original award agreements. As a modification to the original award agreements, 0.1 million performance-based restricted stock units had an acceleration of vesting, and 0.3 million service-based stock options had their post-employment exercise period extended. The Company recognized a total of $7.8 million of incremental stock-based compensation expense during the year ended December 31, 2022 related to the acceleration of these awards pursuant to the original award agreements and the modifications to the original award agreements. The incremental stock-based compensation expense resulting from the modifications was not significant.
Stock-based compensation expense
The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):
	Year ended December 31,
	2022	2021	2020
Cost of revenue – software and other services	$88	$21	$15
Research and development	12,746	9,060	4,551
Sales and marketing	5,974	8,074	2,591
General and administrative	23,723	30,643	3,847
Total stock-based compensation expense	$42,531	$47,798	$11,004
No related tax benefits of the stock-based compensation expense have been recognized and no related tax benefits have been realized from the exercise of stock options due to the Company’s net operating loss carryforwards. The Company has capitalized $1.0 million, $0.4 million and $0.1 million of stock-based compensation expense as part of the cost of its software assets during the years ended December 31, 2022, 2021 and 2020, respectively.
Total unrecognized stock-based compensation expense as of December 31, 2022 and 2021 was $54.0 million and $78.8 million, respectively, which will be recognized over the remaining weighted average vesting period of 2.5 years and 2.8 years, respectively.